UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Inflation-Protected Bond

Fund

Annual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Inflation-Protected Bond Fund	-6.93%	4.45%	3.84%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Inflation-Protected Bond Fund, a class of the fund, on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investment-grade bonds posted one of their worst yearly returns in more than three decades for the 12 months ending March 31, 2014, as the U.S. Federal Reserve's plan to cut back on asset purchases weighed broadly on the market. Bonds with a high sensitivity to changes in interest rates performed poorly amid worries that eventual rate hikes may lessen the appeal of longer-term bonds paying historically low interest. The Barclays® U.S. Aggregate Bond Index returned -0.10%, its worst performance in any comparable period since 1980, and far below its long-term average annual return of 8.13%. Bonds followed up a weak ending to 2013 with a rally in early 2014, as concern about volatile emerging markets and global economic growth brought investors to the relative safety of fixed-income markets. The aggregate bond market again turned negative in March, the same month that the Fed indicated it is prepared to raise interest rates roughly six months after it finishes winding down its stimulative quantitative easing (QE) program, depending on market conditions. Within the Barclays index, investment-grade credit gained 1.02%; mortgage-backed securities rose 0.20%; and U.S. agencies and Treasuries returned -0.44% and -1.26%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Inflation-Protected Bond Fund: For the year, the fund's Retail Class shares returned -6.93%, while the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) returned -6.49%. We adhered to our investment mandate, investing virtually all of the fund's assets in TIPS with maturities ranging from one to 30 years. We kept the fund's risk profile similar to that of the index by maintaining interest rate sensitivity that was in line with the benchmark. Additionally, our yield-curve positioning - how our holdings were invested in TIPS across the maturity spectrum - was similar to the benchmark. We looked for ways to add incremental return through security selection. Various factors, including when a TIP security was issued, can result in mispricing. We sought to take advantage of those inefficiencies by purchasing securities we believed to be undervalued and selling those we felt were fully valued. After accounting for expenses, these strategies helped the fund keep pace with the Barclays index. And while the fund, like the TIPS market itself, experienced significant outflows, they occurred at a relatively consistent pace and, as such, generally had no impact on the fund's absolute or relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	.79%
Actual		$ 1,000.00	$ 994.60	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Class T	.81%
Actual		$ 1,000.00	$ 994.60	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08
Class B	1.47%
Actual		$ 1,000.00	$ 991.10	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class C	1.54%
Actual		$ 1,000.00	$ 991.10	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.25	$ 7.75
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 996.20	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.69	$ 2.27
Institutional Class	.53%
Actual		$ 1,000.00	$ 995.80	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	36.9	33.2
1 - 1.99%	22.0	26.0
2 - 2.99%	31.9	32.0
3% and above	9.2	8.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2014
6 months ago
Years	8.5	8.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2014
6 months ago
Years	5.7	5.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013**
	U.S. Government andU.S. GovernmentAgencyObligations 99.7%		U.S. Government andU.S. GovernmentAgency Obligations 99.7%
	Asset-BackedSecurities 0.0%†		Asset-BackedSecurities 0.0%†
	Short-TermInvestments andNet Other Assets (Liabilities) 0.3%		Short-TermInvestments andNet Other Assets (Liabilities) 0.3%
* Inflation-Protected Securities	99.7%	** Inflation-Protected Securities	99.7%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%

Annual Report

Investments March 31, 2014

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 19,684,755	$ 16,513,659
0.75% 2/15/42	48,131,220	42,024,571
1.375% 2/15/44	16,558,740	16,930,020
1.75% 1/15/28	12,416,934	13,769,213
2% 1/15/26	84,256,315	96,058,771
2.125% 2/15/40	20,527,816	24,616,547
2.125% 2/15/41	38,000,507	45,711,950
2.375% 1/15/25	91,112,678	107,406,176
2.375% 1/15/27	74,690,476	88,747,448
3.375% 4/15/32	1,318	1,823
3.625% 4/15/28	85,245,827	116,010,874
3.875% 4/15/29	51,502,826	72,767,879
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	87,854,384	90,294,364
0.125% 4/15/17	67,963,500	69,936,005
0.125% 4/15/18	72,040,160	73,756,733
0.125% 1/15/22	113,464,026	111,256,810
0.125% 7/15/22	77,577,014	76,040,601
0.125% 1/15/23	19,758,960	19,132,226
0.375% 7/15/23	70,352,100	69,629,373
0.5% 4/15/15	53,099,592	54,215,533
0.625% 7/15/21	109,325,893	112,669,735
0.625% 1/15/24	22,854,492	22,947,327
1.125% 1/15/21	90,881,150	96,539,956
1.25% 7/15/20	90,354,755	97,456,097
1.375% 7/15/18	16,672,779	18,106,904
1.375% 1/15/20	53,538,210	57,917,475
1.625% 1/15/18	49,443,335	53,713,608
1.875% 7/15/15	48,037,878	50,398,507
1.875% 7/15/19	43,487,380	48,451,073
2% 1/15/16	35,470,141	37,663,473
2.125% 1/15/19	32,288,927	36,092,950
2.375% 1/15/17	74,342,539	81,474,814
2.5% 7/15/16	78,753,520	85,970,571
2.625% 7/15/17	47,172,429	52,858,923
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $1,951,639,573)		2,057,081,989
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.408% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 13,552	$ 7,151
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.0293% 9/25/34 (a)	95,809	63,779
TOTAL ASSET-BACKED SECURITIES (Cost $58,302)		70,930
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,951,697,875)	2,057,152,919
NET OTHER ASSETS (LIABILITIES) - 0.3%	6,997,387
NET ASSETS - 100%	$ 2,064,150,306
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 117,858	$ (87,320)	$ 0	$ (87,320)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,057,081,989	$ -	$ 2,057,081,989	$ -
Asset-Backed Securities	70,930	-	63,779	7,151
Total Investments in Securities:	$ 2,057,152,919	$ -	$ 2,057,145,768	$ 7,151
Derivative Instruments:
Liabilities
Swaps	$ (87,320)	$ -	$ (87,320)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (87,320)
Total Value of Derivatives	$ -	$ (87,320)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.3%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,951,697,875)		$ 2,057,152,919
Cash		883,121
Receivable for investments sold		229,849,999
Receivable for swaps		424
Receivable for fund shares sold		3,519,463
Interest receivable		6,875,132
Total assets		2,298,281,058

Liabilities
Payable for fund shares redeemed	$ 233,020,340
Distributions payable	14,170
Bi-lateral OTC swaps, at value	87,320
Accrued management fee	599,713
Distribution and service plan fees payable	110,714
Other affiliated payables	298,495
Total liabilities		234,130,752

Net Assets		$ 2,064,150,306
Net Assets consist of:
Paid in capital		$ 1,948,857,536
Undistributed net investment income		253,622
Accumulated undistributed net realized gain (loss) on investments		9,671,424
Net unrealized appreciation (depreciation) on investments		105,367,724
Net Assets		$ 2,064,150,306

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

March 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,926,835 ÷ 11,217,723 shares)	$ 12.03

Maximum offering price per share (100/96.00 of $12.03)	$ 12.53
Class T: Net Asset Value and redemption price per share ($36,567,240 ÷ 3,036,916 shares)	$ 12.04

Maximum offering price per share (100/96.00 of $12.04)	$ 12.54
Class B: Net Asset Value and offering price per share ($10,887,542 ÷ 923,637 shares)A	$ 11.79

Class C: Net Asset Value and offering price per share ($77,588,584 ÷ 6,603,223 shares)A	$ 11.75

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,670,995,073 ÷ 137,822,401 shares)	$ 12.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($133,185,032 ÷ 11,017,108 shares)	$ 12.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2014

Investment Income
Interest		$ 61,239,029

Expenses
Management fee	$ 8,583,054
Transfer agent fees	3,175,191
Distribution and service plan fees	1,791,622
Fund wide operations fee	1,016,216
Independent trustees' compensation	10,842
Miscellaneous	5,045
Total expenses before reductions	14,581,970
Expense reductions	(21,234)	14,560,736
Net investment income (loss)		46,678,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,695,309
Swaps	5,855
Total net realized gain (loss)		33,701,164
Change in net unrealized appreciation (depreciation) on: Investment securities	(320,194,646)
Swaps	11,216
Total change in net unrealized appreciation (depreciation)		(320,183,430)
Net gain (loss)		(286,482,266)
Net increase (decrease) in net assets resulting from operations		$ (239,803,973)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,678,293	$ 57,118,167
Net realized gain (loss)	33,701,164	74,281,091
Change in net unrealized appreciation (depreciation)	(320,183,430)	57,543,871
Net increase (decrease) in net assets resulting from operations	(239,803,973)	188,943,129
Distributions to shareholders from net investment income	(2,596,302)	(5,628,115)
Distributions to shareholders from net realized gain	(47,225,259)	(60,856,667)
Total distributions	(49,821,561)	(66,484,782)
Share transactions - net increase (decrease)	(1,195,276,266)	(233,885,480)
Total increase (decrease) in net assets	(1,484,901,800)	(111,427,133)

Net Assets
Beginning of period	3,549,052,106	3,660,479,239
End of period (including undistributed net investment income of $253,622 and distributions in excess of net investment income of $4,307,491, respectively)	$ 2,064,150,306	$ 3,549,052,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22
Income from Investment Operations
Net investment income (loss) E	.181	.171	.329	.245	.301	.171
Net realized and unrealized gain (loss)	(1.141)	.464	.998	.286	.757	(.456)
Total from investment operations	(.960)	.635	1.327	.531	1.058	(.285)
Distributions from net investment income	-	(.001)	(.035)	(.084)	(.098)	(.077)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.215)	(.307)	(.181)	(.318)	(.235)
Net asset value, end of period	$ 12.03	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70
Total Return B, C, D	(7.23)%	4.95%	11.32%	4.68%	9.96%	(2.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	.78%	.76%	.76%	.77% A	.77%	.78%
Expenses net of fee waivers, if any	.78%	.76%	.76%	.75% A	.75%	.75%
Expenses net of all reductions	.78%	.76%	.76%	.75% A	.75%	.75%
Net investment income (loss)	1.45%	1.29%	2.61%	2.29% A	2.71%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,927	$ 243,819	$ 262,756	$ 210,012	$ 201,741	$ 158,700
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24
Income from Investment Operations
Net investment income (loss) E	.178	.168	.326	.245	.301	.172
Net realized and unrealized gain (loss)	(1.138)	.466	.987	.286	.757	(.457)
Total from investment operations	(.960)	.634	1.313	.531	1.058	(.285)
Distributions from net investment income	-	- K	(.031)	(.084)	(.098)	(.077)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.214)	(.303)	(.181)	(.318)	(.235)
Net asset value, end of period	$ 12.04	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72
Total Return B, C, D	(7.23)%	4.94%	11.18%	4.67%	9.94%	(2.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80%	.78%	.79%	.79% A	.79%	.80%
Expenses net of fee waivers, if any	.80%	.78%	.78%	.75% A	.75%	.75%
Expenses net of all reductions	.80%	.78%	.78%	.75% A	.75%	.75%
Net investment income (loss)	1.43%	1.26%	2.59%	2.29% A	2.71%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,567	$ 60,910	$ 64,890	$ 60,157	$ 65,747	$ 61,847
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

K Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23
Income from Investment Operations
Net investment income (loss) E	.092	.077	.240	.175	.228	.101
Net realized and unrealized gain (loss)	(1.122)	.467	.992	.288	.748	(.453)
Total from investment operations	(1.030)	.544	1.232	.463	.976	(.352)
Distributions from net investment income	-	-	-	(.016)	(.026)	(.030)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.214)	(.272)	(.113)	(.246)	(.188)
Net asset value, end of period	$ 11.79	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69
Total Return B, C, D	(7.87)%	4.26%	10.51%	4.07%	9.17%	(3.17)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48%	1.46%	1.47%	1.48% A	1.48%	1.49%
Expenses net of fee waivers, if any	1.47%	1.46%	1.45%	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.47%	1.46%	1.45%	1.40% A	1.40%	1.40%
Net investment income (loss)	.75%	.58%	1.92%	1.64% A	2.06%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,888	$ 20,839	$ 28,517	$ 33,626	$ 41,138	$ 42,748
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22
Income from Investment Operations
Net investment income (loss) E	.087	.071	.233	.164	.217	.090
Net realized and unrealized gain (loss)	(1.117)	.453	.999	.279	.758	(.459)
Total from investment operations	(1.030)	.524	1.232	.443	.975	(.369)
Distributions from net investment income	-	-	-	(.006)	(.015)	(.023)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.214)	(.272)	(.103)	(.235)	(.181)
Net asset value, end of period	$ 11.75	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67
Total Return B, C, D	(7.89)%	4.11%	10.53%	3.90%	9.17%	(3.33)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%	1.51%	1.51%	1.51% A	1.52%	1.54%
Expenses net of fee waivers, if any	1.52%	1.51%	1.51%	1.50% A	1.50%	1.50%
Expenses net of all reductions	1.52%	1.51%	1.51%	1.50% A	1.50%	1.50%
Net investment income (loss)	.71%	.54%	1.86%	1.54% A	1.96%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,589	$ 167,440	$ 177,405	$ 132,926	$ 126,302	$ 99,083
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended March 31,	2014	2013	2012	2011 G	2010 I	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26
Income from Investment Operations
Net investment income (loss) D	.222	.213	.369	.278	.336	.205
Net realized and unrealized gain (loss)	(1.147)	.465	.996	.286	.755	(.457)
Total from investment operations	(.925)	.678	1.365	.564	1.091	(.252)
Distributions from net investment income	(.015)	(.024)	(.073)	(.117)	(.131)	(.100)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.255)	(.238)	(.345)	(.214)	(.351)	(.258)
Net asset value, end of period	$ 12.12	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75
Total Return B, C	(6.93)%	5.26%	11.61%	4.94%	10.24%	(2.27)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45% A	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.45%	.45%
Net investment income (loss)	1.78%	1.60%	2.92%	2.59% A	3.01%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,670,995	$ 2,834,261	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415
Portfolio turnover rate F	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011 G	2010 I	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23
Income from Investment Operations
Net investment income (loss) D	.212	.201	.359	.272	.329	.197
Net realized and unrealized gain (loss)	(1.145)	.467	.995	.286	.757	(.452)
Total from investment operations	(.933)	.668	1.354	.558	1.086	(.255)
Distributions from net investment income	(.007)	(.014)	(.062)	(.111)	(.126)	(.097)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.247)	(.228)	(.334)	(.208)	(.346)	(.255)
Net asset value, end of period	$ 12.09	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72
Total Return B, C	(7.01)%	5.20%	11.54%	4.91%	10.21%	(2.30)%
Ratios to Average Net Assets E, H
Expenses before reductions	.53%	.54%	.54%	.55% A	.53%	.50%
Expenses net of fee waivers, if any	.53%	.54%	.53%	.50% A	.50%	.50%
Expenses net of all reductions	.53%	.54%	.53%	.50% A	.50%	.50%
Net investment income (loss)	1.70%	1.51%	2.84%	2.54% A	2.96%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,185	$ 221,782	$ 204,573	$ 62,469	$ 68,665	$ 70,870
Portfolio turnover rate F	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 129,950,756
Gross unrealized depreciation	(26,816,961)
Net unrealized appreciation (depreciation) on securities and other investments	$ 103,133,795

Tax Cost	$ 1,954,019,124

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 12,603,892
Net unrealized appreciation (depreciation)	$ 103,046,415

The tax character of distributions paid was as follows:

	March 31, 2014	March 31, 2013
Ordinary Income	$ 32,308,861	$ 66,484,782
Long-term Capital Gains	17,512,700	-
Total	$ 49,821,561	$ 66,484,782

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Annual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 5,855	$ 11,216

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Credit Default Swaps - continued

on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $29,679, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 431,839	$ 8,526
Class T	-%	.25%	114,792	2,956
Class B	.65%	.25%	133,312	97,486
Class C	.75%	.25%	1,111,679	148,923
			$ 1,791,622	$ 257,891

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,953
Class T	4,151
Class B*	31,242
Class C*	25,417
$ 80,763

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 306,019.18
Class T	93,279.20
Class B	33,597.23
Class C	193,312.17
Inflation-Protected Bond	2,207,863.10
Institutional Class	341,121.18
	$ 3,175,191

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,045 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $211.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $21,023.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2014	2013
From net investment income
Class A	$ -	$ 19,664
Class T	-	1,761
Inflation-Protected Bond	2,489,068	5,382,095
Institutional Class	107,234	224,595
Total	$ 2,596,302	$ 5,628,115
From net realized gain
Class A	$ 2,848,595	$ 4,295,495
Class T	785,605	1,028,164
Class B	249,477	391,830
Class C	1,751,605	3,101,839
Inflation-Protected Bond	38,030,513	48,424,296
Institutional Class	3,559,464	3,615,043
Total	$ 47,225,259	$ 60,856,667

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Class A
Shares sold	2,126,690	4,963,733	$ 26,518,924	$ 66,011,289
Reinvestment of distributions	222,477	294,536	2,643,023	3,924,404
Shares redeemed	(9,566,501)	(7,342,285)	(118,475,348)	(97,297,709)
Net increase (decrease)	(7,217,334)	(2,084,016)	$ (89,313,401)	$ (27,362,016)
Class T
Shares sold	310,471	1,029,474	$ 3,854,578	$ 13,721,611
Reinvestment of distributions	62,023	71,273	738,075	951,041
Shares redeemed	(1,935,010)	(1,561,218)	(24,007,746)	(20,811,585)
Net increase (decrease)	(1,562,516)	(460,471)	$ (19,415,093)	$ (6,138,933)
Class B
Shares sold	10,930	88,912	$ 134,420	$ 1,168,660
Reinvestment of distributions	18,556	25,468	216,551	335,621
Shares redeemed	(701,882)	(758,007)	(8,576,484)	(9,970,857)
Net increase (decrease)	(672,396)	(643,627)	$ (8,225,513)	$ (8,466,576)
Class C
Shares sold	551,774	3,955,460	$ 6,816,947	$ 52,044,272
Reinvestment of distributions	127,485	195,154	1,482,646	2,566,676
Shares redeemed	(6,933,769)	(5,256,160)	(84,477,320)	(68,803,565)
Net increase (decrease)	(6,254,510)	(1,105,546)	$ (76,177,727)	$ (14,192,617)
Inflation-Protected Bond
Shares sold	25,279,014	48,848,797	$ 314,821,246	$ 652,247,103
Reinvestment of distributions	3,250,070	3,849,428	38,961,190	51,546,220
Shares redeemed	(103,773,891)	(66,863,593)	(1,286,081,911)	(891,740,995)
Net increase (decrease)	(75,244,807)	(14,165,368)	$ (932,299,475)	$ (187,947,672)
Institutional Class
Shares sold	2,591,363	3,627,793	$ 32,169,174	$ 48,221,311
Reinvestment of distributions	295,424	272,351	3,529,358	3,636,551
Shares redeemed	(8,587,772)	(3,130,003)	(105,543,589)	(41,635,528)
Net increase (decrease)	(5,700,985)	770,141	$ (69,845,057)	$ 10,222,334

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 13, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 Fidelity funds. Mr. Curvey oversees 395 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected voted to pay on May 05, 2014, to shareholders of record at the opening of business on May 02, 2014, a distribution of $0.077 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2014, $36,695,949, or, if subsequently determined to be different, the net capital gain of such year.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $860,523 of distributions paid during the period January 1, 2014 to March 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IFB-UANN-0514
1.784718.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

March 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-10.94%	3.29%	3.14%
Class T (incl. 4.00% sales charge)	-10.94%	3.26%	3.11%
Class B (incl. contingent deferred sales charge) A	-12.38%	3.08%	3.06%
Class C (incl. contingent deferred sales charge) B	-8.79%	3.35%	2.76%

A Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Inflation-Protected Bond Fund - Class A on March 31, 2004, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investment-grade bonds posted one of their worst yearly returns in more than three decades for the 12 months ending March 31, 2014, as the U.S. Federal Reserve's plan to cut back on asset purchases weighed broadly on the market. Bonds with a high sensitivity to changes in interest rates performed poorly amid worries that eventual rate hikes may lessen the appeal of longer-term bonds paying historically low interest. The Barclays® U.S. Aggregate Bond Index returned -0.10%, its worst performance in any comparable period since 1980, and far below its long-term average annual return of 8.13%. Bonds followed up a weak ending to 2013 with a rally in early 2014, as concern about volatile emerging markets and global economic growth brought investors to the relative safety of fixed-income markets. The aggregate bond market again turned negative in March, the same month that the Fed indicated it is prepared to raise interest rates roughly six months after it finishes winding down its stimulative quantitative easing (QE) program, depending on market conditions. Within the Barclays index, investment-grade credit gained 1.02%; mortgage-backed securities rose 0.20%; and U.S. agencies and Treasuries returned -0.44% and -1.26%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Inflation-Protected Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -7.23%, -7.23%, -7.87% and -7.89%, respectively (excluding sales charges). Meanwhile, the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) returned -6.49%. We adhered to our investment mandate, investing virtually all of the fund's assets in TIPS with maturities ranging from one to 30 years. We kept the fund's risk profile similar to that of the index by maintaining interest rate sensitivity that was in line with the benchmark. Additionally, our yield-curve positioning - how our holdings were invested in TIPS across the maturity spectrum - was similar to the benchmark. We looked for ways to add incremental return through security selection. Various factors, including when a TIP security was issued, can result in mispricing. We sought to take advantage of those inefficiencies by purchasing securities we believed to be undervalued and selling those we felt were fully valued. After accounting for expenses, these strategies helped the fund keep pace with the Barclays index. And while the fund, like the TIPS market itself, experienced significant outflows, they occurred at a relatively consistent pace and, as such, generally had no impact on the fund's absolute or relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	.79%
Actual		$ 1,000.00	$ 994.60	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Class T	.81%
Actual		$ 1,000.00	$ 994.60	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08
Class B	1.47%
Actual		$ 1,000.00	$ 991.10	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class C	1.54%
Actual		$ 1,000.00	$ 991.10	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.25	$ 7.75
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 996.20	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.69	$ 2.27
Institutional Class	.53%
Actual		$ 1,000.00	$ 995.80	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	36.9	33.2
1 - 1.99%	22.0	26.0
2 - 2.99%	31.9	32.0
3% and above	9.2	8.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2014
6 months ago
Years	8.5	8.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2014
6 months ago
Years	5.7	5.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013**
	U.S. Government andU.S. GovernmentAgencyObligations 99.7%		U.S. Government andU.S. GovernmentAgency Obligations 99.7%
	Asset-BackedSecurities 0.0%†		Asset-BackedSecurities 0.0%†
	Short-TermInvestments andNet Other Assets (Liabilities) 0.3%		Short-TermInvestments andNet Other Assets (Liabilities) 0.3%
* Inflation-Protected Securities	99.7%	** Inflation-Protected Securities	99.7%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%

Annual Report

Investments March 31, 2014

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 19,684,755	$ 16,513,659
0.75% 2/15/42	48,131,220	42,024,571
1.375% 2/15/44	16,558,740	16,930,020
1.75% 1/15/28	12,416,934	13,769,213
2% 1/15/26	84,256,315	96,058,771
2.125% 2/15/40	20,527,816	24,616,547
2.125% 2/15/41	38,000,507	45,711,950
2.375% 1/15/25	91,112,678	107,406,176
2.375% 1/15/27	74,690,476	88,747,448
3.375% 4/15/32	1,318	1,823
3.625% 4/15/28	85,245,827	116,010,874
3.875% 4/15/29	51,502,826	72,767,879
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	87,854,384	90,294,364
0.125% 4/15/17	67,963,500	69,936,005
0.125% 4/15/18	72,040,160	73,756,733
0.125% 1/15/22	113,464,026	111,256,810
0.125% 7/15/22	77,577,014	76,040,601
0.125% 1/15/23	19,758,960	19,132,226
0.375% 7/15/23	70,352,100	69,629,373
0.5% 4/15/15	53,099,592	54,215,533
0.625% 7/15/21	109,325,893	112,669,735
0.625% 1/15/24	22,854,492	22,947,327
1.125% 1/15/21	90,881,150	96,539,956
1.25% 7/15/20	90,354,755	97,456,097
1.375% 7/15/18	16,672,779	18,106,904
1.375% 1/15/20	53,538,210	57,917,475
1.625% 1/15/18	49,443,335	53,713,608
1.875% 7/15/15	48,037,878	50,398,507
1.875% 7/15/19	43,487,380	48,451,073
2% 1/15/16	35,470,141	37,663,473
2.125% 1/15/19	32,288,927	36,092,950
2.375% 1/15/17	74,342,539	81,474,814
2.5% 7/15/16	78,753,520	85,970,571
2.625% 7/15/17	47,172,429	52,858,923
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $1,951,639,573)		2,057,081,989
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.408% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 13,552	$ 7,151
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.0293% 9/25/34 (a)	95,809	63,779
TOTAL ASSET-BACKED SECURITIES (Cost $58,302)		70,930
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,951,697,875)	2,057,152,919
NET OTHER ASSETS (LIABILITIES) - 0.3%	6,997,387
NET ASSETS - 100%	$ 2,064,150,306
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 117,858	$ (87,320)	$ 0	$ (87,320)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,057,081,989	$ -	$ 2,057,081,989	$ -
Asset-Backed Securities	70,930	-	63,779	7,151
Total Investments in Securities:	$ 2,057,152,919	$ -	$ 2,057,145,768	$ 7,151
Derivative Instruments:
Liabilities
Swaps	$ (87,320)	$ -	$ (87,320)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (87,320)
Total Value of Derivatives	$ -	$ (87,320)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.3%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,951,697,875)		$ 2,057,152,919
Cash		883,121
Receivable for investments sold		229,849,999
Receivable for swaps		424
Receivable for fund shares sold		3,519,463
Interest receivable		6,875,132
Total assets		2,298,281,058

Liabilities
Payable for fund shares redeemed	$ 233,020,340
Distributions payable	14,170
Bi-lateral OTC swaps, at value	87,320
Accrued management fee	599,713
Distribution and service plan fees payable	110,714
Other affiliated payables	298,495
Total liabilities		234,130,752

Net Assets		$ 2,064,150,306
Net Assets consist of:
Paid in capital		$ 1,948,857,536
Undistributed net investment income		253,622
Accumulated undistributed net realized gain (loss) on investments		9,671,424
Net unrealized appreciation (depreciation) on investments		105,367,724
Net Assets		$ 2,064,150,306

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

March 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,926,835 ÷ 11,217,723 shares)	$ 12.03

Maximum offering price per share (100/96.00 of $12.03)	$ 12.53
Class T: Net Asset Value and redemption price per share ($36,567,240 ÷ 3,036,916 shares)	$ 12.04

Maximum offering price per share (100/96.00 of $12.04)	$ 12.54
Class B: Net Asset Value and offering price per share ($10,887,542 ÷ 923,637 shares)A	$ 11.79

Class C: Net Asset Value and offering price per share ($77,588,584 ÷ 6,603,223 shares)A	$ 11.75

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,670,995,073 ÷ 137,822,401 shares)	$ 12.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($133,185,032 ÷ 11,017,108 shares)	$ 12.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2014

Investment Income
Interest		$ 61,239,029

Expenses
Management fee	$ 8,583,054
Transfer agent fees	3,175,191
Distribution and service plan fees	1,791,622
Fund wide operations fee	1,016,216
Independent trustees' compensation	10,842
Miscellaneous	5,045
Total expenses before reductions	14,581,970
Expense reductions	(21,234)	14,560,736
Net investment income (loss)		46,678,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,695,309
Swaps	5,855
Total net realized gain (loss)		33,701,164
Change in net unrealized appreciation (depreciation) on: Investment securities	(320,194,646)
Swaps	11,216
Total change in net unrealized appreciation (depreciation)		(320,183,430)
Net gain (loss)		(286,482,266)
Net increase (decrease) in net assets resulting from operations		$ (239,803,973)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,678,293	$ 57,118,167
Net realized gain (loss)	33,701,164	74,281,091
Change in net unrealized appreciation (depreciation)	(320,183,430)	57,543,871
Net increase (decrease) in net assets resulting from operations	(239,803,973)	188,943,129
Distributions to shareholders from net investment income	(2,596,302)	(5,628,115)
Distributions to shareholders from net realized gain	(47,225,259)	(60,856,667)
Total distributions	(49,821,561)	(66,484,782)
Share transactions - net increase (decrease)	(1,195,276,266)	(233,885,480)
Total increase (decrease) in net assets	(1,484,901,800)	(111,427,133)

Net Assets
Beginning of period	3,549,052,106	3,660,479,239
End of period (including undistributed net investment income of $253,622 and distributions in excess of net investment income of $4,307,491, respectively)	$ 2,064,150,306	$ 3,549,052,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22
Income from Investment Operations
Net investment income (loss) E	.181	.171	.329	.245	.301	.171
Net realized and unrealized gain (loss)	(1.141)	.464	.998	.286	.757	(.456)
Total from investment operations	(.960)	.635	1.327	.531	1.058	(.285)
Distributions from net investment income	-	(.001)	(.035)	(.084)	(.098)	(.077)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.215)	(.307)	(.181)	(.318)	(.235)
Net asset value, end of period	$ 12.03	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70
Total Return B, C, D	(7.23)%	4.95%	11.32%	4.68%	9.96%	(2.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	.78%	.76%	.76%	.77% A	.77%	.78%
Expenses net of fee waivers, if any	.78%	.76%	.76%	.75% A	.75%	.75%
Expenses net of all reductions	.78%	.76%	.76%	.75% A	.75%	.75%
Net investment income (loss)	1.45%	1.29%	2.61%	2.29% A	2.71%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,927	$ 243,819	$ 262,756	$ 210,012	$ 201,741	$ 158,700
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24
Income from Investment Operations
Net investment income (loss) E	.178	.168	.326	.245	.301	.172
Net realized and unrealized gain (loss)	(1.138)	.466	.987	.286	.757	(.457)
Total from investment operations	(.960)	.634	1.313	.531	1.058	(.285)
Distributions from net investment income	-	- K	(.031)	(.084)	(.098)	(.077)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.214)	(.303)	(.181)	(.318)	(.235)
Net asset value, end of period	$ 12.04	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72
Total Return B, C, D	(7.23)%	4.94%	11.18%	4.67%	9.94%	(2.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80%	.78%	.79%	.79% A	.79%	.80%
Expenses net of fee waivers, if any	.80%	.78%	.78%	.75% A	.75%	.75%
Expenses net of all reductions	.80%	.78%	.78%	.75% A	.75%	.75%
Net investment income (loss)	1.43%	1.26%	2.59%	2.29% A	2.71%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,567	$ 60,910	$ 64,890	$ 60,157	$ 65,747	$ 61,847
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

K Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23
Income from Investment Operations
Net investment income (loss) E	.092	.077	.240	.175	.228	.101
Net realized and unrealized gain (loss)	(1.122)	.467	.992	.288	.748	(.453)
Total from investment operations	(1.030)	.544	1.232	.463	.976	(.352)
Distributions from net investment income	-	-	-	(.016)	(.026)	(.030)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.214)	(.272)	(.113)	(.246)	(.188)
Net asset value, end of period	$ 11.79	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69
Total Return B, C, D	(7.87)%	4.26%	10.51%	4.07%	9.17%	(3.17)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48%	1.46%	1.47%	1.48% A	1.48%	1.49%
Expenses net of fee waivers, if any	1.47%	1.46%	1.45%	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.47%	1.46%	1.45%	1.40% A	1.40%	1.40%
Net investment income (loss)	.75%	.58%	1.92%	1.64% A	2.06%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,888	$ 20,839	$ 28,517	$ 33,626	$ 41,138	$ 42,748
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22
Income from Investment Operations
Net investment income (loss) E	.087	.071	.233	.164	.217	.090
Net realized and unrealized gain (loss)	(1.117)	.453	.999	.279	.758	(.459)
Total from investment operations	(1.030)	.524	1.232	.443	.975	(.369)
Distributions from net investment income	-	-	-	(.006)	(.015)	(.023)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.214)	(.272)	(.103)	(.235)	(.181)
Net asset value, end of period	$ 11.75	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67
Total Return B, C, D	(7.89)%	4.11%	10.53%	3.90%	9.17%	(3.33)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%	1.51%	1.51%	1.51% A	1.52%	1.54%
Expenses net of fee waivers, if any	1.52%	1.51%	1.51%	1.50% A	1.50%	1.50%
Expenses net of all reductions	1.52%	1.51%	1.51%	1.50% A	1.50%	1.50%
Net investment income (loss)	.71%	.54%	1.86%	1.54% A	1.96%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,589	$ 167,440	$ 177,405	$ 132,926	$ 126,302	$ 99,083
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended March 31,	2014	2013	2012	2011 G	2010 I	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26
Income from Investment Operations
Net investment income (loss) D	.222	.213	.369	.278	.336	.205
Net realized and unrealized gain (loss)	(1.147)	.465	.996	.286	.755	(.457)
Total from investment operations	(.925)	.678	1.365	.564	1.091	(.252)
Distributions from net investment income	(.015)	(.024)	(.073)	(.117)	(.131)	(.100)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.255)	(.238)	(.345)	(.214)	(.351)	(.258)
Net asset value, end of period	$ 12.12	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75
Total Return B, C	(6.93)%	5.26%	11.61%	4.94%	10.24%	(2.27)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45% A	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.45%	.45%
Net investment income (loss)	1.78%	1.60%	2.92%	2.59% A	3.01%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,670,995	$ 2,834,261	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415
Portfolio turnover rate F	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011 G	2010 I	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23
Income from Investment Operations
Net investment income (loss) D	.212	.201	.359	.272	.329	.197
Net realized and unrealized gain (loss)	(1.145)	.467	.995	.286	.757	(.452)
Total from investment operations	(.933)	.668	1.354	.558	1.086	(.255)
Distributions from net investment income	(.007)	(.014)	(.062)	(.111)	(.126)	(.097)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.247)	(.228)	(.334)	(.208)	(.346)	(.255)
Net asset value, end of period	$ 12.09	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72
Total Return B, C	(7.01)%	5.20%	11.54%	4.91%	10.21%	(2.30)%
Ratios to Average Net Assets E, H
Expenses before reductions	.53%	.54%	.54%	.55% A	.53%	.50%
Expenses net of fee waivers, if any	.53%	.54%	.53%	.50% A	.50%	.50%
Expenses net of all reductions	.53%	.54%	.53%	.50% A	.50%	.50%
Net investment income (loss)	1.70%	1.51%	2.84%	2.54% A	2.96%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,185	$ 221,782	$ 204,573	$ 62,469	$ 68,665	$ 70,870
Portfolio turnover rate F	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 129,950,756
Gross unrealized depreciation	(26,816,961)
Net unrealized appreciation (depreciation) on securities and other investments	$ 103,133,795

Tax Cost	$ 1,954,019,124

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 12,603,892
Net unrealized appreciation (depreciation)	$ 103,046,415

The tax character of distributions paid was as follows:

	March 31, 2014	March 31, 2013
Ordinary Income	$ 32,308,861	$ 66,484,782
Long-term Capital Gains	17,512,700	-
Total	$ 49,821,561	$ 66,484,782

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 5,855	$ 11,216

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Credit Default Swaps - continued

on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $29,679, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 431,839	$ 8,526
Class T	-%	.25%	114,792	2,956
Class B	.65%	.25%	133,312	97,486
Class C	.75%	.25%	1,111,679	148,923
			$ 1,791,622	$ 257,891

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,953
Class T	4,151
Class B*	31,242
Class C*	25,417
$ 80,763

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 306,019.18
Class T	93,279.20
Class B	33,597.23
Class C	193,312.17
Inflation-Protected Bond	2,207,863.10
Institutional Class	341,121.18
	$ 3,175,191

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,045 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $211.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $21,023.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2014	2013
From net investment income
Class A	$ -	$ 19,664
Class T	-	1,761
Inflation-Protected Bond	2,489,068	5,382,095
Institutional Class	107,234	224,595
Total	$ 2,596,302	$ 5,628,115
From net realized gain
Class A	$ 2,848,595	$ 4,295,495
Class T	785,605	1,028,164
Class B	249,477	391,830
Class C	1,751,605	3,101,839
Inflation-Protected Bond	38,030,513	48,424,296
Institutional Class	3,559,464	3,615,043
Total	$ 47,225,259	$ 60,856,667

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Class A
Shares sold	2,126,690	4,963,733	$ 26,518,924	$ 66,011,289
Reinvestment of distributions	222,477	294,536	2,643,023	3,924,404
Shares redeemed	(9,566,501)	(7,342,285)	(118,475,348)	(97,297,709)
Net increase (decrease)	(7,217,334)	(2,084,016)	$ (89,313,401)	$ (27,362,016)
Class T
Shares sold	310,471	1,029,474	$ 3,854,578	$ 13,721,611
Reinvestment of distributions	62,023	71,273	738,075	951,041
Shares redeemed	(1,935,010)	(1,561,218)	(24,007,746)	(20,811,585)
Net increase (decrease)	(1,562,516)	(460,471)	$ (19,415,093)	$ (6,138,933)
Class B
Shares sold	10,930	88,912	$ 134,420	$ 1,168,660
Reinvestment of distributions	18,556	25,468	216,551	335,621
Shares redeemed	(701,882)	(758,007)	(8,576,484)	(9,970,857)
Net increase (decrease)	(672,396)	(643,627)	$ (8,225,513)	$ (8,466,576)
Class C
Shares sold	551,774	3,955,460	$ 6,816,947	$ 52,044,272
Reinvestment of distributions	127,485	195,154	1,482,646	2,566,676
Shares redeemed	(6,933,769)	(5,256,160)	(84,477,320)	(68,803,565)
Net increase (decrease)	(6,254,510)	(1,105,546)	$ (76,177,727)	$ (14,192,617)
Inflation-Protected Bond
Shares sold	25,279,014	48,848,797	$ 314,821,246	$ 652,247,103
Reinvestment of distributions	3,250,070	3,849,428	38,961,190	51,546,220
Shares redeemed	(103,773,891)	(66,863,593)	(1,286,081,911)	(891,740,995)
Net increase (decrease)	(75,244,807)	(14,165,368)	$ (932,299,475)	$ (187,947,672)
Institutional Class
Shares sold	2,591,363	3,627,793	$ 32,169,174	$ 48,221,311
Reinvestment of distributions	295,424	272,351	3,529,358	3,636,551
Shares redeemed	(8,587,772)	(3,130,003)	(105,543,589)	(41,635,528)
Net increase (decrease)	(5,700,985)	770,141	$ (69,845,057)	$ 10,222,334

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 13, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 Fidelity funds. Mr. Curvey oversees 395 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Capital Gains
Class A	05/05/14	05/02/14	$0.077

Class T	05/05/14	05/02/14	$0.077

Class B	05/05/14	05/02/14	$0.077

Class C	05/05/14	05/02/14	$0.077

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2014, $36,695,949, or, if subsequently determined to be different, the net capital gain of such year.

A total of 100% of the dividends distributed during the fiscal year were derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $860,523 of distributions paid during the period January 1, 2014 to March 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AIFB-UANN-0514
1.784719.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Institutional Class

Annual Report

March 31, 2014

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-7.01%	4.37%	3.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Inflation-Protected Bond Fund - Institutional Class on March 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investment-grade bonds posted one of their worst yearly returns in more than three decades for the 12 months ending March 31, 2014, as the U.S. Federal Reserve's plan to cut back on asset purchases weighed broadly on the market. Bonds with a high sensitivity to changes in interest rates performed poorly amid worries that eventual rate hikes may lessen the appeal of longer-term bonds paying historically low interest. The Barclays® U.S. Aggregate Bond Index returned -0.10%, its worst performance in any comparable period since 1980, and far below its long-term average annual return of 8.13%. Bonds followed up a weak ending to 2013 with a rally in early 2014, as concern about volatile emerging markets and global economic growth brought investors to the relative safety of fixed-income markets. The aggregate bond market again turned negative in March, the same month that the Fed indicated it is prepared to raise interest rates roughly six months after it finishes winding down its stimulative quantitative easing (QE) program, depending on market conditions. Within the Barclays index, investment-grade credit gained 1.02%; mortgage-backed securities rose 0.20%; and U.S. agencies and Treasuries returned -0.44% and -1.26%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Inflation-Protected Bond Fund: For the year, the fund's Institutional Class shares returned -7.01%. Meanwhile, the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) returned -6.49%. We adhered to our investment mandate, investing virtually all of the fund's assets in TIPS with maturities ranging from one to 30 years. We kept the fund's risk profile similar to that of the index by maintaining interest rate sensitivity that was in line with the benchmark. Additionally, our yield-curve positioning - how our holdings were invested in TIPS across the maturity spectrum - was similar to the benchmark. We looked for ways to add incremental return through security selection. Various factors, including when a TIP security was issued, can result in mispricing. We sought to take advantage of those inefficiencies by purchasing securities we believed to be undervalued and selling those we felt were fully valued. After accounting for expenses, these strategies helped the fund keep pace with the Barclays index. And while the fund, like the TIPS market itself, experienced significant outflows, they occurred at a relatively consistent pace and, as such, generally had no impact on the fund's absolute or relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class A	.79%
Actual		$ 1,000.00	$ 994.60	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Class T	.81%
Actual		$ 1,000.00	$ 994.60	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08
Class B	1.47%
Actual		$ 1,000.00	$ 991.10	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class C	1.54%
Actual		$ 1,000.00	$ 991.10	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.25	$ 7.75
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 996.20	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.69	$ 2.27
Institutional Class	.53%
Actual		$ 1,000.00	$ 995.80	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	36.9	33.2
1 - 1.99%	22.0	26.0
2 - 2.99%	31.9	32.0
3% and above	9.2	8.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2014
6 months ago
Years	8.5	8.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2014
6 months ago
Years	5.7	5.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013**
	U.S. Government andU.S. GovernmentAgencyObligations 99.7%		U.S. Government andU.S. GovernmentAgency Obligations 99.7%
	Asset-BackedSecurities 0.0%†		Asset-BackedSecurities 0.0%†
	Short-TermInvestments andNet Other Assets (Liabilities) 0.3%		Short-TermInvestments andNet Other Assets (Liabilities) 0.3%
* Inflation-Protected Securities	99.7%	** Inflation-Protected Securities	99.7%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%

Annual Report

Investments March 31, 2014

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 19,684,755	$ 16,513,659
0.75% 2/15/42	48,131,220	42,024,571
1.375% 2/15/44	16,558,740	16,930,020
1.75% 1/15/28	12,416,934	13,769,213
2% 1/15/26	84,256,315	96,058,771
2.125% 2/15/40	20,527,816	24,616,547
2.125% 2/15/41	38,000,507	45,711,950
2.375% 1/15/25	91,112,678	107,406,176
2.375% 1/15/27	74,690,476	88,747,448
3.375% 4/15/32	1,318	1,823
3.625% 4/15/28	85,245,827	116,010,874
3.875% 4/15/29	51,502,826	72,767,879
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	87,854,384	90,294,364
0.125% 4/15/17	67,963,500	69,936,005
0.125% 4/15/18	72,040,160	73,756,733
0.125% 1/15/22	113,464,026	111,256,810
0.125% 7/15/22	77,577,014	76,040,601
0.125% 1/15/23	19,758,960	19,132,226
0.375% 7/15/23	70,352,100	69,629,373
0.5% 4/15/15	53,099,592	54,215,533
0.625% 7/15/21	109,325,893	112,669,735
0.625% 1/15/24	22,854,492	22,947,327
1.125% 1/15/21	90,881,150	96,539,956
1.25% 7/15/20	90,354,755	97,456,097
1.375% 7/15/18	16,672,779	18,106,904
1.375% 1/15/20	53,538,210	57,917,475
1.625% 1/15/18	49,443,335	53,713,608
1.875% 7/15/15	48,037,878	50,398,507
1.875% 7/15/19	43,487,380	48,451,073
2% 1/15/16	35,470,141	37,663,473
2.125% 1/15/19	32,288,927	36,092,950
2.375% 1/15/17	74,342,539	81,474,814
2.5% 7/15/16	78,753,520	85,970,571
2.625% 7/15/17	47,172,429	52,858,923
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $1,951,639,573)		2,057,081,989
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.408% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 13,552	$ 7,151
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.0293% 9/25/34 (a)	95,809	63,779
TOTAL ASSET-BACKED SECURITIES (Cost $58,302)		70,930
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,951,697,875)	2,057,152,919
NET OTHER ASSETS (LIABILITIES) - 0.3%	6,997,387
NET ASSETS - 100%	$ 2,064,150,306
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 117,858	$ (87,320)	$ 0	$ (87,320)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,057,081,989	$ -	$ 2,057,081,989	$ -
Asset-Backed Securities	70,930	-	63,779	7,151
Total Investments in Securities:	$ 2,057,152,919	$ -	$ 2,057,145,768	$ 7,151
Derivative Instruments:
Liabilities
Swaps	$ (87,320)	$ -	$ (87,320)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (87,320)
Total Value of Derivatives	$ -	$ (87,320)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.3%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,951,697,875)		$ 2,057,152,919
Cash		883,121
Receivable for investments sold		229,849,999
Receivable for swaps		424
Receivable for fund shares sold		3,519,463
Interest receivable		6,875,132
Total assets		2,298,281,058

Liabilities
Payable for fund shares redeemed	$ 233,020,340
Distributions payable	14,170
Bi-lateral OTC swaps, at value	87,320
Accrued management fee	599,713
Distribution and service plan fees payable	110,714
Other affiliated payables	298,495
Total liabilities		234,130,752

Net Assets		$ 2,064,150,306
Net Assets consist of:
Paid in capital		$ 1,948,857,536
Undistributed net investment income		253,622
Accumulated undistributed net realized gain (loss) on investments		9,671,424
Net unrealized appreciation (depreciation) on investments		105,367,724
Net Assets		$ 2,064,150,306

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

March 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,926,835 ÷ 11,217,723 shares)	$ 12.03

Maximum offering price per share (100/96.00 of $12.03)	$ 12.53
Class T: Net Asset Value and redemption price per share ($36,567,240 ÷ 3,036,916 shares)	$ 12.04

Maximum offering price per share (100/96.00 of $12.04)	$ 12.54
Class B: Net Asset Value and offering price per share ($10,887,542 ÷ 923,637 shares)A	$ 11.79

Class C: Net Asset Value and offering price per share ($77,588,584 ÷ 6,603,223 shares)A	$ 11.75

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,670,995,073 ÷ 137,822,401 shares)	$ 12.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($133,185,032 ÷ 11,017,108 shares)	$ 12.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2014

Investment Income
Interest		$ 61,239,029

Expenses
Management fee	$ 8,583,054
Transfer agent fees	3,175,191
Distribution and service plan fees	1,791,622
Fund wide operations fee	1,016,216
Independent trustees' compensation	10,842
Miscellaneous	5,045
Total expenses before reductions	14,581,970
Expense reductions	(21,234)	14,560,736
Net investment income (loss)		46,678,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,695,309
Swaps	5,855
Total net realized gain (loss)		33,701,164
Change in net unrealized appreciation (depreciation) on: Investment securities	(320,194,646)
Swaps	11,216
Total change in net unrealized appreciation (depreciation)		(320,183,430)
Net gain (loss)		(286,482,266)
Net increase (decrease) in net assets resulting from operations		$ (239,803,973)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,678,293	$ 57,118,167
Net realized gain (loss)	33,701,164	74,281,091
Change in net unrealized appreciation (depreciation)	(320,183,430)	57,543,871
Net increase (decrease) in net assets resulting from operations	(239,803,973)	188,943,129
Distributions to shareholders from net investment income	(2,596,302)	(5,628,115)
Distributions to shareholders from net realized gain	(47,225,259)	(60,856,667)
Total distributions	(49,821,561)	(66,484,782)
Share transactions - net increase (decrease)	(1,195,276,266)	(233,885,480)
Total increase (decrease) in net assets	(1,484,901,800)	(111,427,133)

Net Assets
Beginning of period	3,549,052,106	3,660,479,239
End of period (including undistributed net investment income of $253,622 and distributions in excess of net investment income of $4,307,491, respectively)	$ 2,064,150,306	$ 3,549,052,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22
Income from Investment Operations
Net investment income (loss) E	.181	.171	.329	.245	.301	.171
Net realized and unrealized gain (loss)	(1.141)	.464	.998	.286	.757	(.456)
Total from investment operations	(.960)	.635	1.327	.531	1.058	(.285)
Distributions from net investment income	-	(.001)	(.035)	(.084)	(.098)	(.077)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.215)	(.307)	(.181)	(.318)	(.235)
Net asset value, end of period	$ 12.03	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70
Total Return B, C, D	(7.23)%	4.95%	11.32%	4.68%	9.96%	(2.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	.78%	.76%	.76%	.77% A	.77%	.78%
Expenses net of fee waivers, if any	.78%	.76%	.76%	.75% A	.75%	.75%
Expenses net of all reductions	.78%	.76%	.76%	.75% A	.75%	.75%
Net investment income (loss)	1.45%	1.29%	2.61%	2.29% A	2.71%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,927	$ 243,819	$ 262,756	$ 210,012	$ 201,741	$ 158,700
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24
Income from Investment Operations
Net investment income (loss) E	.178	.168	.326	.245	.301	.172
Net realized and unrealized gain (loss)	(1.138)	.466	.987	.286	.757	(.457)
Total from investment operations	(.960)	.634	1.313	.531	1.058	(.285)
Distributions from net investment income	-	- K	(.031)	(.084)	(.098)	(.077)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.214)	(.303)	(.181)	(.318)	(.235)
Net asset value, end of period	$ 12.04	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72
Total Return B, C, D	(7.23)%	4.94%	11.18%	4.67%	9.94%	(2.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80%	.78%	.79%	.79% A	.79%	.80%
Expenses net of fee waivers, if any	.80%	.78%	.78%	.75% A	.75%	.75%
Expenses net of all reductions	.80%	.78%	.78%	.75% A	.75%	.75%
Net investment income (loss)	1.43%	1.26%	2.59%	2.29% A	2.71%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,567	$ 60,910	$ 64,890	$ 60,157	$ 65,747	$ 61,847
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

K Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23
Income from Investment Operations
Net investment income (loss) E	.092	.077	.240	.175	.228	.101
Net realized and unrealized gain (loss)	(1.122)	.467	.992	.288	.748	(.453)
Total from investment operations	(1.030)	.544	1.232	.463	.976	(.352)
Distributions from net investment income	-	-	-	(.016)	(.026)	(.030)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.214)	(.272)	(.113)	(.246)	(.188)
Net asset value, end of period	$ 11.79	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69
Total Return B, C, D	(7.87)%	4.26%	10.51%	4.07%	9.17%	(3.17)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48%	1.46%	1.47%	1.48% A	1.48%	1.49%
Expenses net of fee waivers, if any	1.47%	1.46%	1.45%	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.47%	1.46%	1.45%	1.40% A	1.40%	1.40%
Net investment income (loss)	.75%	.58%	1.92%	1.64% A	2.06%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,888	$ 20,839	$ 28,517	$ 33,626	$ 41,138	$ 42,748
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2014	2013	2012	2011 H	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22
Income from Investment Operations
Net investment income (loss) E	.087	.071	.233	.164	.217	.090
Net realized and unrealized gain (loss)	(1.117)	.453	.999	.279	.758	(.459)
Total from investment operations	(1.030)	.524	1.232	.443	.975	(.369)
Distributions from net investment income	-	-	-	(.006)	(.015)	(.023)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.240)	(.214)	(.272)	(.103)	(.235)	(.181)
Net asset value, end of period	$ 11.75	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67
Total Return B, C, D	(7.89)%	4.11%	10.53%	3.90%	9.17%	(3.33)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%	1.51%	1.51%	1.51% A	1.52%	1.54%
Expenses net of fee waivers, if any	1.52%	1.51%	1.51%	1.50% A	1.50%	1.50%
Expenses net of all reductions	1.52%	1.51%	1.51%	1.50% A	1.50%	1.50%
Net investment income (loss)	.71%	.54%	1.86%	1.54% A	1.96%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,589	$ 167,440	$ 177,405	$ 132,926	$ 126,302	$ 99,083
Portfolio turnover rate G	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended March 31,	2014	2013	2012	2011 G	2010 I	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26
Income from Investment Operations
Net investment income (loss) D	.222	.213	.369	.278	.336	.205
Net realized and unrealized gain (loss)	(1.147)	.465	.996	.286	.755	(.457)
Total from investment operations	(.925)	.678	1.365	.564	1.091	(.252)
Distributions from net investment income	(.015)	(.024)	(.073)	(.117)	(.131)	(.100)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.255)	(.238)	(.345)	(.214)	(.351)	(.258)
Net asset value, end of period	$ 12.12	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75
Total Return B, C	(6.93)%	5.26%	11.61%	4.94%	10.24%	(2.27)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45% A	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.45%	.45%
Net investment income (loss)	1.78%	1.60%	2.92%	2.59% A	3.01%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,670,995	$ 2,834,261	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415
Portfolio turnover rate F	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011 G	2010 I	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23
Income from Investment Operations
Net investment income (loss) D	.212	.201	.359	.272	.329	.197
Net realized and unrealized gain (loss)	(1.145)	.467	.995	.286	.757	(.452)
Total from investment operations	(.933)	.668	1.354	.558	1.086	(.255)
Distributions from net investment income	(.007)	(.014)	(.062)	(.111)	(.126)	(.097)
Distributions from net realized gain	(.240)	(.214)	(.272)	(.097)	(.220)	(.158)
Total distributions	(.247)	(.228)	(.334)	(.208)	(.346)	(.255)
Net asset value, end of period	$ 12.09	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72
Total Return B, C	(7.01)%	5.20%	11.54%	4.91%	10.21%	(2.30)%
Ratios to Average Net Assets E, H
Expenses before reductions	.53%	.54%	.54%	.55% A	.53%	.50%
Expenses net of fee waivers, if any	.53%	.54%	.53%	.50% A	.50%	.50%
Expenses net of all reductions	.53%	.54%	.53%	.50% A	.50%	.50%
Net investment income (loss)	1.70%	1.51%	2.84%	2.54% A	2.96%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,185	$ 221,782	$ 204,573	$ 62,469	$ 68,665	$ 70,870
Portfolio turnover rate F	16%	18%	24%	22% A	16%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 129,950,756
Gross unrealized depreciation	(26,816,961)
Net unrealized appreciation (depreciation) on securities and other investments	$ 103,133,795

Tax Cost	$ 1,954,019,124

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 12,603,892
Net unrealized appreciation (depreciation)	$ 103,046,415

The tax character of distributions paid was as follows:

	March 31, 2014	March 31, 2013
Ordinary Income	$ 32,308,861	$ 66,484,782
Long-term Capital Gains	17,512,700	-
Total	$ 49,821,561	$ 66,484,782

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Annual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 5,855	$ 11,216

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Credit Default Swaps - continued

on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $29,679, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 431,839	$ 8,526
Class T	-%	.25%	114,792	2,956
Class B	.65%	.25%	133,312	97,486
Class C	.75%	.25%	1,111,679	148,923
			$ 1,791,622	$ 257,891

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,953
Class T	4,151
Class B*	31,242
Class C*	25,417
$ 80,763

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 306,019.18
Class T	93,279.20
Class B	33,597.23
Class C	193,312.17
Inflation-Protected Bond	2,207,863.10
Institutional Class	341,121.18
	$ 3,175,191

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,045 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $211.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $21,023.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2014	2013
From net investment income
Class A	$ -	$ 19,664
Class T	-	1,761
Inflation-Protected Bond	2,489,068	5,382,095
Institutional Class	107,234	224,595
Total	$ 2,596,302	$ 5,628,115
From net realized gain
Class A	$ 2,848,595	$ 4,295,495
Class T	785,605	1,028,164
Class B	249,477	391,830
Class C	1,751,605	3,101,839
Inflation-Protected Bond	38,030,513	48,424,296
Institutional Class	3,559,464	3,615,043
Total	$ 47,225,259	$ 60,856,667

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2014	2013	2014	2013
Class A
Shares sold	2,126,690	4,963,733	$ 26,518,924	$ 66,011,289
Reinvestment of distributions	222,477	294,536	2,643,023	3,924,404
Shares redeemed	(9,566,501)	(7,342,285)	(118,475,348)	(97,297,709)
Net increase (decrease)	(7,217,334)	(2,084,016)	$ (89,313,401)	$ (27,362,016)
Class T
Shares sold	310,471	1,029,474	$ 3,854,578	$ 13,721,611
Reinvestment of distributions	62,023	71,273	738,075	951,041
Shares redeemed	(1,935,010)	(1,561,218)	(24,007,746)	(20,811,585)
Net increase (decrease)	(1,562,516)	(460,471)	$ (19,415,093)	$ (6,138,933)
Class B
Shares sold	10,930	88,912	$ 134,420	$ 1,168,660
Reinvestment of distributions	18,556	25,468	216,551	335,621
Shares redeemed	(701,882)	(758,007)	(8,576,484)	(9,970,857)
Net increase (decrease)	(672,396)	(643,627)	$ (8,225,513)	$ (8,466,576)
Class C
Shares sold	551,774	3,955,460	$ 6,816,947	$ 52,044,272
Reinvestment of distributions	127,485	195,154	1,482,646	2,566,676
Shares redeemed	(6,933,769)	(5,256,160)	(84,477,320)	(68,803,565)
Net increase (decrease)	(6,254,510)	(1,105,546)	$ (76,177,727)	$ (14,192,617)
Inflation-Protected Bond
Shares sold	25,279,014	48,848,797	$ 314,821,246	$ 652,247,103
Reinvestment of distributions	3,250,070	3,849,428	38,961,190	51,546,220
Shares redeemed	(103,773,891)	(66,863,593)	(1,286,081,911)	(891,740,995)
Net increase (decrease)	(75,244,807)	(14,165,368)	$ (932,299,475)	$ (187,947,672)
Institutional Class
Shares sold	2,591,363	3,627,793	$ 32,169,174	$ 48,221,311
Reinvestment of distributions	295,424	272,351	3,529,358	3,636,551
Shares redeemed	(8,587,772)	(3,130,003)	(105,543,589)	(41,635,528)
Net increase (decrease)	(5,700,985)	770,141	$ (69,845,057)	$ 10,222,334

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 13, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 Fidelity funds. Mr. Curvey oversees 395 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	05/05/2014	05/02/2014	$0.077

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2014, $36,695,949, or, if subsequently determined to be different, the net capital gain of such year.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $860,523 of distributions paid during the period January 1, 2014 to March 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AIFBI-UANN-0514
1.784720.111

Item 2. Code of Ethics

As of the end of the period, March 31, 2014, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

March 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$48,000	$-	$5,800	$-

March 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$49,000	$-	$5,800	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2014A	March 31, 2013A
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$700,000	$1,270,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2014A	March 31, 2013A
Deloitte Entities	$1,510,000	$2,280,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2014